Other Revenues and Restructuring Charges - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Restructuring Cost and Reserve [Line Items]
Revenues	$ 139,621,000	$ 111,283,000	$ 304,571,000	$ 218,806,000
Amortization of in-process revenue contracts	0		1,200,000
Restructuring charges	0	$ (879,000)	0	$ 4,445,000
Restructuring liability	0		0
Amount of restructuring receivables recoverable from customer	0		0
Lightering Support Operations [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 10,500,000		$ 19,900,000